CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Share capital	Additional paid-in capital	Additional paid-in capital Cumulative Effect, Period Of Adoption, Adjustment	Treasury stock	Contributed surplus	Accumulated other comprehensive income/( loss)	Retained earnings / (accumulated deficit)	Retained earnings / (accumulated deficit) Cumulative Effect, Period Of Adoption, Adjustment
Balance, at beginning of year (in shares) at Dec. 31, 2020		127,810,064
Balance, at beginning of year at Dec. 31, 2020		$ 1,278	$ 531,382		$ 0	$ 539,370	$ (19,316)	$ (257,063)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued (in shares)		10,741,323
Shares repurchased (in shares)		0			0
Shares issued- share option, dividend reinvestment and other schemes		$ 108	89,269
Payments in lieu of issuing shares	$ 100		(97)
Amortization of stock-based compensation			981
Adjustment to equity component of convertible bonds arising from reacquisition of bonds			(498)
Treasury stock					$ 0
Fair value adjustments to hedging financial instruments							10,408
Earnings reclassification of previously deferred fair value adjustments to hedging financial instruments	0						0
Fair value adjustments to available-for-sale securities							(1,101)
Earnings reclassification of previously deferred fair value adjustments to available-for-sale securities	817						817
Other comprehensive loss	(2)						(2)
Net income	164,343							164,343
Dividends declared						(77,552)		0
Balance, at end of year (in shares) at Dec. 31, 2021		138,551,387
Balance, at end of year at Dec. 31, 2021	$ 982,327	$ 1,386	621,037	$ (5,863)	$ 0	461,818	(9,194)	(92,720)	$ 4,285
Accumulated other comprehensive income/(loss)
Accounting Standards Update [Extensible List]	Accounting Standards Update 2020-06 [Member]
Fair value adjustments to hedging financial instruments	$ (9,496)
Fair value adjustments to available-for-sale securities	631
Other items	(329)
Accumulated other comprehensive income/(loss)	(9,194)
Shares issued (in shares)		10,786
Shares repurchased (in shares)		0			0
Shares issued- share option, dividend reinvestment and other schemes		$ 0	0
Payments in lieu of issuing shares			0
Amortization of stock-based compensation			1,380
Adjustment to equity component of convertible bonds arising from reacquisition of bonds			0
Treasury stock					$ 0
Fair value adjustments to hedging financial instruments							18,602
Earnings reclassification of previously deferred fair value adjustments to hedging financial instruments	0						0
Fair value adjustments to available-for-sale securities							0
Earnings reclassification of previously deferred fair value adjustments to available-for-sale securities	(631)						(631)
Other comprehensive loss	(63)						(63)
Net income	$ 202,768							202,768
Dividends declared						(37,256)		(74,318)
Balance, at end of year (in shares) at Dec. 31, 2022	138,562,173	138,562,173
Balance, at end of year at Dec. 31, 2022	$ 1,091,231	$ 1,386	616,554		$ 0	424,562	8,714	40,015
Accumulated other comprehensive income/(loss)
Fair value adjustments to hedging financial instruments	9,106
Fair value adjustments to available-for-sale securities	0
Other items	(392)
Accumulated other comprehensive income/(loss)	$ 8,714
Shares issued (in shares)		0
Shares repurchased (in shares)	(1,095,095)	(1,095,095)			(1,095,095)
Shares issued- share option, dividend reinvestment and other schemes		$ 0	0
Payments in lieu of issuing shares			0
Amortization of stock-based compensation			1,610
Adjustment to equity component of convertible bonds arising from reacquisition of bonds			0
Treasury stock	$ (10,200)				$ (10,174)
Fair value adjustments to hedging financial instruments							(8,787)
Earnings reclassification of previously deferred fair value adjustments to hedging financial instruments	4,607						4,607
Fair value adjustments to available-for-sale securities							0
Earnings reclassification of previously deferred fair value adjustments to available-for-sale securities	0						0
Other comprehensive loss	(35)						(35)
Net income	$ 83,937							83,937
Dividends declared						0		(122,992)
Balance, at end of year (in shares) at Dec. 31, 2023	137,467,078	137,467,078
Balance, at end of year at Dec. 31, 2023	$ 1,039,397	$ 1,386	$ 618,164		$ (10,174)	$ 424,562	$ 4,499	$ 960
Accumulated other comprehensive income/(loss)
Fair value adjustments to hedging financial instruments	4,926
Fair value adjustments to available-for-sale securities	0
Other items	(427)
Accumulated other comprehensive income/(loss)	$ 4,499